Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Cash collateral	$ 4,270	$ 4,270
Accumulated income/(loss) from Derivatives designated as Hedging instruments	$ 2,485	$ 7,665	$ (17,175)